Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of period at Oct. 31, 2020			$ 22,487	$ 5,650	$ (37)	$ (4)	$ 121	$ 53,845					$ (37)	$ 9,357	$ 3,826	$ 543	$ (252)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			90				5
Shares issued as a result of dividend reinvestment plan			213
Purchase of shares for cancellation and other
Redemption of shares				(700)
Issue of shares and other equity instruments
Purchase of shares					(5,833)
Purchase of shares and other equity instruments						(79)
Sale of shares and other equity instruments						78
Sale of shares					5,747
Net premium (discount) on sale of treasury instruments							(6)
Other							6
Net income attributable to equity instrument holders								6,972
Preferred dividends and distributions on other equity instruments									$ (2,868)	$ (130)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1)
Share and other equity instrument issue expenses
Actuarial gain/(loss) on employee benefit plans	$ 1,216							1,216
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								1
Other comprehensive income (loss)	75															77
Allowance for credit losses	(2)															(2)
Other comprehensive income (loss)																	270
Reclassification of loss/(gain) to retained earnings																	(1)
Other comprehensive income (loss)	35												35
Other comprehensive income (loss)	(4,497)													(4,497)
Other comprehensive income (loss)	(751)														(751)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (826)										$ (826)
Balance at end of period at Apr. 30, 2021			22,790	4,950	(123)	(5)	126	59,035			$ 7,742		(2)	4,860	3,075	618	17	$ 94,515
Balance at beginning of period at Jan. 31, 2021			22,645	5,650	(171)	(4)	121	56,032					(20)	7,071	3,565	746	(154)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			44				1
Shares issued as a result of dividend reinvestment plan			101
Purchase of shares for cancellation and other
Redemption of shares				(700)
Issue of shares and other equity instruments
Purchase of shares					(2,688)
Purchase of shares and other equity instruments						(45)
Sale of shares and other equity instruments						44
Sale of shares					2,736
Net premium (discount) on sale of treasury instruments							2
Other							2
Net income attributable to equity instrument holders								3,695
Preferred dividends and distributions on other equity instruments									(1,435)	(65)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1)
Share and other equity instrument issue expenses
Actuarial gain/(loss) on employee benefit plans	808							808
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								1
Other comprehensive income (loss)	(128)															(125)
Allowance for credit losses	(3)															(3)
Other comprehensive income (loss)																	172
Reclassification of loss/(gain) to retained earnings																	(1)
Other comprehensive income (loss)	18												18
Other comprehensive income (loss)	(2,211)													(2,211)
Other comprehensive income (loss)	(490)														(490)
Share of accumulated other comprehensive income (loss) from investment in Schwab		(770)										(826)
Balance at end of period at Apr. 30, 2021			22,790	4,950	(123)	(5)	126	59,035			7,742		(2)	4,860	3,075	618	17	94,515
Balance at beginning of period at Oct. 31, 2021	99,818		23,066	5,700	(152)	(10)	173	63,944					14	5,230	1,930	510	181
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			90				8
Shares issued as a result of dividend reinvestment plan			236
Purchase of shares for cancellation and other			(265)
Redemption of shares
Issue of shares and other equity instruments				850
Purchase of shares					(6,024)
Purchase of shares and other equity instruments						(90)
Sale of shares and other equity instruments						87
Sale of shares					5,933
Net premium (discount) on sale of treasury instruments							5
Other							(32)
Net income attributable to equity instrument holders								7,544
Preferred dividends and distributions on other equity instruments									(3,225)	(109)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1,930)
Share and other equity instrument issue expenses								(3)
Actuarial gain/(loss) on employee benefit plans	828							828
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(3)
Other comprehensive income (loss)	(790)															(789)
Allowance for credit losses	(1)															(1)
Other comprehensive income (loss)																	187
Reclassification of loss/(gain) to retained earnings																	3
Other comprehensive income (loss)	(11)												(11)
Other comprehensive income (loss)	2,594													2,594
Other comprehensive income (loss)	(4,210)														(4,210)
Share of accumulated other comprehensive income (loss) from investment in Schwab		(2,079)										(2,847)
Balance at end of period at Apr. 30, 2022	99,412		23,127	6,550	(243)	(13)	154	67,046			2,791		3	7,824	(2,280)	(280)	371	99,412
Balance at beginning of period at Jan. 31, 2022			23,170	5,700	(188)	(6)	148	65,621					2	6,821	1,324	305	245
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			14				5
Shares issued as a result of dividend reinvestment plan			114
Purchase of shares for cancellation and other			(171)
Redemption of shares
Issue of shares and other equity instruments				850
Purchase of shares					(3,088)
Purchase of shares and other equity instruments						(61)
Sale of shares and other equity instruments						54
Sale of shares					3,033
Net premium (discount) on sale of treasury instruments							(3)
Other							4
Net income attributable to equity instrument holders								3,811
Preferred dividends and distributions on other equity instruments									$ (1,603)	$ (66)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1,260)
Share and other equity instrument issue expenses								(3)
Actuarial gain/(loss) on employee benefit plans	550							550
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(4)
Other comprehensive income (loss)	(585)															(586)
Allowance for credit losses	1															1
Other comprehensive income (loss)																	122
Reclassification of loss/(gain) to retained earnings																	4
Other comprehensive income (loss)	1												1
Other comprehensive income (loss)	1,003													1,003
Other comprehensive income (loss)	(3,604)														(3,604)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (1,682)										$ (2,847)
Balance at end of period at Apr. 30, 2022	$ 99,412		$ 23,127	$ 6,550	$ (243)	$ (13)	$ 154	$ 67,046			$ 2,791		$ 3	$ 7,824	$ (2,280)	$ (280)	$ 371	$ 99,412